UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/14

Item 1. Schedule of Investments.

Franklin Fund Allocator Series
Statement of Investments, September 30, 2014 (unaudited)

Franklin Conservative Allocation Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 4.1%
[a]Franklin K2 Alternative Strategies Fund, Class R6	5,157,034	$55,173,046
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	1,849,064	15,772,516
		70,945,562
Domestic Equity 31.0%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	69,016	11,047,401
[a,b]Franklin DynaTech Fund, Class R6	1,507,160	70,791,320
[a,b]Franklin Flex Cap Growth Fund, Class R6	598,333	35,032,401
[a]Franklin Growth Fund, Class R6	2,369,112	167,638,387
[a,b]Franklin Growth Opportunities Fund, Class R6	886,972	28,649,192
[a]Franklin Real Estate Securities Fund, Class R6	920,595	17,730,660
[a]Franklin Rising Dividends Fund, Class R6	2,211,006	109,820,661
[a,b]Franklin Small Cap Growth Fund, Class R6	570,723	10,752,420
[a]Franklin Utilities Fund, Class R6	2,522,717	42,078,914
iShares Core S&P 500, ETF	154,335	30,598,457
iShares S&P 500 Value, ETF	116,500	10,493,155
		534,632,968
Domestic Fixed Income 30.2%
[a]Franklin Low Duration Total Return Fund, Class R6	16,270,509	164,982,958
[a]Franklin Strategic Income Fund, Class R6	9,190,336	96,130,913
[a]Franklin U.S. Government Securities Fund, Class R6	30,470,367	198,057,386
iShares Intermediate Credit Bond, ETF	554,365	60,597,638
		519,768,895
Foreign Equity 12.8%
[a]Franklin International Small Cap Growth Fund, Class R6	2,067,968	43,820,243
[a]Franklin Mutual European Fund, Class R6	2,504,129	60,149,169
[a]Templeton China World Fund, Class R6	380,110	13,558,526
[a]Templeton Foreign Fund, Class R6	7,900,284	64,071,302
[a]Templeton Frontier Markets Fund, Class R6	1,316,211	25,179,109
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	265,670	13,899,854
		220,678,203
Foreign Fixed Income 20.2%
[a]Franklin Emerging Market Debt Opportunities Fund	4,281,108	51,972,651
[a]Templeton Global Total Return Fund, Class R6	22,017,189	295,250,503
		347,223,154
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $1,475,655,703)
98.3%		1,693,248,782
Short Term Investments (Cost $30,830,106) 1.8%
Money Market Funds 1.8%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	30,830,106	30,830,106

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $1,506,485,809) 100.1%		1,724,078,888
Other Assets, less Liabilities (0.1)%		(1,194,992)
Net Assets 100.0%		$1,722,883,896

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

ETF - Exchange Traded Fund

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series
Statement of Investments, September 30, 2014 (unaudited)

Franklin Corefolio Allocation Fund	Shares	Value
Investments in Underlying Funds[a]
Domestic Equity 75.4%
[b]Franklin Flex Cap Growth Fund, Class R6	3,221,784	$188,635,478
Franklin Growth Fund, Class R6	2,675,394	189,310,862
Franklin Mutual Shares Fund, Class R6	6,317,767	188,522,178
		566,468,518
Foreign Equity 24.7%
Templeton Growth Fund Inc., Class R6	7,367,883	185,744,319
Total Investments in Underlying Funds before Short Term Investments (Cost $524,017,345) 100.1%		752,212,837
Short Term Investments (Cost $510,393) 0.1%
Money Market Funds 0.1%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	510,393	510,393
Total Investments in Underlying Funds (Cost $524,527,738) 100.2%		752,723,230
Other Assets, less Liabilities (0.2)%		(1,087,394)
Net Assets 100.0%		$751,635,836

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series
Statement of Investments, September 30, 2014 (unaudited)

Franklin Founding Funds Allocation Fund	Shares	Value
Investments in Underlying Funds[a]
Domestic Equity 33.4%
Franklin Mutual Shares Fund, Class R6	67,706,040	$2,020,348,228
Domestic Hybrid 33.2%
Franklin Income Fund, Class R6	818,047,551	2,012,396,975
Foreign Equity 32.9%
Templeton Growth Fund Inc., Class R6	79,036,027	1,992,498,253
Total Investments in Underlying Funds before Short Term Investments (Cost $5,366,862,650) 99.5%		6,025,243,456
Short Term Investments (Cost $37,910,398) 0.6%
Money Market Funds 0.6%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	37,910,398	37,910,398
Total Investments in Underlying Funds (Cost $5,404,773,048) 100.1%		6,063,153,854
Other Assets, less Liabilities (0.1)%		(7,926,008)
Net Assets 100.0%		$6,055,227,846

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series
Statement of Investments, September 30, 2014 (unaudited)

Franklin Growth Allocation Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 4.1%
[a]Franklin K2 Alternative Strategies Fund, Class R6	4,335,456	$46,383,312
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	1,545,623	13,184,166
		59,567,478
Domestic Equity 58.3%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	108,912	17,433,508
[a,b]Franklin DynaTech Fund, Class R6	2,287,487	107,443,270
[a,b]Franklin Flex Cap Growth Fund, Class R6	985,648	57,709,668
[a]Franklin Growth Fund, Class R6	3,596,009	254,453,568
[a,b]Franklin Growth Opportunities Fund, Class R6	1,561,985	50,452,125
[a]Franklin Real Estate Securities Fund, Class R6	1,616,599	31,135,702
[a]Franklin Rising Dividends Fund, Class R6	3,398,326	168,794,835
[a,b]Franklin Small Cap Growth Fund, Class R6	880,202	16,583,002
[a]Franklin Utilities Fund, Class R6	4,179,749	69,718,220
iShares Core S&P 500, ETF	261,565	51,857,877
iShares S&P 500 Value, ETF	190,400	17,149,328
		842,731,103
Domestic Fixed Income 6.7%
[a]Franklin Low Duration Total Return Fund, Class R6	2,758,217	27,968,323
[a]Franklin Strategic Income Fund, Class R6	1,614,588	16,888,585
[a]Franklin U.S. Government Securities Fund, Class R6	5,368,284	34,893,843
iShares Intermediate Credit Bond, ETF	156,095	17,062,744
		96,813,495
Foreign Equity 25.8%
[a]Franklin International Small Cap Growth Fund, Class R6	3,562,815	75,496,060
[a]Franklin Mutual European Fund, Class R6	3,933,093	94,472,898
[a]Templeton China World Fund, Class R6	612,255	21,839,134
[a]Templeton Foreign Fund, Class R6	12,935,978	104,910,782
[a]Templeton Frontier Markets Fund, Class R6	2,710,820	51,857,989
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	451,450	23,619,864
		372,196,727
Foreign Fixed Income 4.1%
[a]Franklin Emerging Market Debt Opportunities Fund	730,720	8,870,935
[a]Templeton Global Total Return Fund, Class R6	3,790,437	50,829,760
		59,700,695
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $1,079,659,825)
99.0%		1,431,009,498
Short Term Investments (Cost $15,450,552) 1.1%
Money Market Funds 1.1%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	15,450,552	15,450,552

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $1,095,110,377) 100.1%		1,446,460,050
Other Assets, less Liabilities (0.1)%		(1,509,858)
Net Assets 100.0%		$1,444,950,192

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

ETF - Exchange Traded Fund

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series
Statement of Investments, September 30, 2014 (unaudited)

Franklin LifeSmart 2015 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 4.0%
[a]Franklin K2 Alternative Strategies Fund, Class R6	227,281	$2,431,592
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	89,402	762,598
		3,194,190
Domestic Equity 31.0%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	3,561	569,945
[a,b]Franklin DynaTech Fund, Class R6	49,138	2,308,029
[a]Franklin Focused Core Equity Fund, Class R6	173,010	2,487,889
[a]Franklin Growth Fund, Class R6	64,669	4,575,966
[a,b]Franklin Growth Opportunities Fund, Class R6	56,744	1,832,822
[a]Franklin Real Estate Securities Fund, Class R6	53,257	1,025,723
[a]Franklin Rising Dividends Fund, Class R6	57,469	2,854,474
[a,b]Franklin Small Cap Growth Fund, Class R6	47,620	897,166
[a]Franklin Utilities Fund, Class R6	108,338	1,807,085
iShares Core S&P 500, ETF	26,215	5,197,386
iShares S&P 500 Value, ETF	11,900	1,071,833
		24,628,318
Domestic Fixed Income 26.9%
[a]Franklin Low Duration Total Return Fund, Class R6	806,664	8,179,569
[a]Franklin Strategic Income Fund, Class R6	447,209	4,677,803
[a]Franklin U.S. Government Securities Fund, Class R6	742,941	4,829,117
iShares Intermediate Credit Bond, ETF	33,715	3,685,386
		21,371,875
Foreign Equity 12.5%
[a]Franklin International Small Cap Growth Fund, Class R6	164,902	3,494,270
[a]Franklin Mutual International Fund, Class R6	155,958	2,448,534
[a]Templeton China World Fund, Class R6	17,142	611,438
[a]Templeton Foreign Fund, Class R6	157,601	1,278,145
[a]Templeton Frontier Markets Fund, Class R6	64,341	1,230,847
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	16,935	886,039
		9,949,273
Foreign Fixed Income 25.3%
[a]Franklin Emerging Market Debt Opportunities Fund	202,766	2,461,578
[a]Templeton Global Total Return Fund, Class R6	1,316,256	17,650,996
		20,112,574
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term
Investments (Cost $73,847,698) 99.7%		79,256,230
Short Term Investments (Cost $110,607) 0.1%
Money Market Funds 0.1%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	110,607	110,607

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $73,958,305) 99.8%		79,366,837
Other Assets, less Liabilities 0.2%		128,215
Net Assets 100.0%		$79,495,052

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

ETF - Exchange Traded Fund

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series
Statement of Investments, September 30, 2014 (unaudited)

Franklin LifeSmart 2020 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 4.2%
[a]Franklin K2 Alternative Strategies Fund, Class R6	46,964	$502,444
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	17,028	145,249
		647,693
Domestic Equity 43.9%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	767	122,782
[a,b]Franklin DynaTech Fund, Class R6	16,199	760,889
[a]Franklin Focused Core Equity Fund, Class R6	49,235	707,993
[a]Franklin Growth Fund, Class R6	22,177	1,569,234
[a,b]Franklin Growth Opportunities Fund, Class R6	16,289	526,129
[a]Franklin Real Estate Securities Fund, Class R6	14,054	270,671
[a]Franklin Rising Dividends Fund, Class R6	15,741	781,831
[a,b]Franklin Small Cap Growth Fund, Class R6	12,945	243,883
[a]Franklin Utilities Fund, Class R6	31,633	527,632
iShares Core S&P 500, ETF	4,828	957,199
iShares S&P 500 Value, ETF	2,500	225,175
		6,693,418
Domestic Fixed Income 16.4%
[a]Franklin Low Duration Total Return Fund, Class R6	94,486	958,087
[a]Franklin Strategic Income Fund, Class R6	52,949	553,842
[a]Franklin U.S. Government Securities Fund, Class R6	87,621	569,535
iShares Intermediate Credit Bond, ETF	3,790	414,285
		2,495,749
Foreign Equity 18.9%
[a]Franklin International Small Cap Growth Fund, Class R6	52,904	1,121,037
[a]Franklin Mutual International Fund, Class R6	44,400	697,084
[a]Templeton China World Fund, Class R6	4,595	163,900
[a]Templeton Foreign Fund, Class R6	45,404	368,227
[a]Templeton Frontier Markets Fund, Class R6	17,655	337,746
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	3,896	203,839
		2,891,833
Foreign Fixed Income 14.9%
[a]Franklin Emerging Market Debt Opportunities Fund	19,331	234,678
[a]Templeton Global Total Return Fund, Class R6	152,103	2,039,700
		2,274,378
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments
(Cost $14,954,686) 98.3%		15,003,071
Short Term Investments (Cost $226,415) 1.5%
Money Market Funds 1.5%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	226,415	226,415

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $15,181,101) 99.8%		15,229,486
Other Assets, less Liabilities 0.2%		28,887
Net Assets 100.0%		$15,258,373

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

ETF - Exchange Traded Fund

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series
Statement of Investments, September 30, 2014 (unaudited)

Franklin LifeSmart 2025 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 4.0%
[a]Franklin K2 Alternative Strategies Fund, Class R6	320,606	$3,430,036
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	126,611	1,079,992
		4,510,028
Domestic Equity 51.8%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	8,399	1,344,462
[a,b]Franklin DynaTech Fund, Class R6	137,732	6,469,284
[a]Franklin Focused Core Equity Fund, Class R6	407,059	5,853,506
[a]Franklin Growth Fund, Class R6	168,427	11,917,895
[a,b]Franklin Growth Opportunities Fund, Class R6	127,370	4,114,042
[a]Franklin Real Estate Securities Fund, Class R6	121,705	2,344,042
[a]Franklin Rising Dividends Fund, Class R6	162,991	8,095,770
[a,b]Franklin Small Cap Growth Fund, Class R6	134,492	2,533,828
[a]Franklin Utilities Fund, Class R6	263,628	4,397,316
iShares Core S&P 500, ETF	46,560	9,230,986
iShares S&P 500 Value, ETF	24,800	2,233,736
		58,534,867
Domestic Fixed Income 11.6%
[a]Franklin Low Duration Total Return Fund, Class R6	467,341	4,738,842
[a]Franklin Strategic Income Fund, Class R6	267,275	2,795,694
[a]Franklin U.S. Government Securities Fund, Class R6	467,591	3,039,343
iShares Intermediate Credit Bond, ETF	23,400	2,557,854
		13,131,733
Foreign Equity 21.3%
[a]Franklin International Small Cap Growth Fund, Class R6	432,201	9,158,346
[a]Franklin Mutual International Fund, Class R6	366,937	5,760,911
[a]Templeton China World Fund, Class R6	43,309	1,544,824
[a]Templeton Foreign Fund, Class R6	334,704	2,714,447
[a]Templeton Frontier Markets Fund, Class R6	145,156	2,776,831
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	39,865	2,085,737
		24,041,096
Foreign Fixed Income 11.1%
[a]Franklin Emerging Market Debt Opportunities Fund	122,981	1,492,989
[a]Templeton Global Total Return Fund, Class R6	825,769	11,073,560
		12,566,549
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term
Investments (Cost $99,671,814) 99.8%		112,784,273
Short Term Investments (Cost $200,984) 0.2%
Money Market Funds 0.2%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	200,984	200,984

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $99,872,798) 100.0%		112,985,257
Other Assets, less Liabilities 0.0%†		44,863
Net Assets 100.0%		$113,030,120

† Rounds to less than 0.1% of net assets.
a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

ETF - Exchange Traded Fund

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series
Statement of Investments, September 30, 2014 (unaudited)

Franklin LifeSmart 2030 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 4.3%
[a]Franklin K2 Alternative Strategies Fund, Class R6	54,476	$582,821
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	19,524	166,542
		749,363
Domestic Equity 53.7%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	1,110	177,706
[a,b]Franklin DynaTech Fund, Class R6	22,687	1,065,589
[a]Franklin Focused Core Equity Fund, Class R6	61,018	877,433
[a]Franklin Growth Fund, Class R6	29,983	2,121,589
[a,b]Franklin Growth Opportunities Fund, Class R6	20,910	675,386
[a]Franklin Real Estate Securities Fund, Class R6	19,803	381,406
[a]Franklin Rising Dividends Fund, Class R6	24,299	1,206,935
[a,b]Franklin Small Cap Growth Fund, Class R6	21,611	407,144
[a]Franklin Utilities Fund, Class R6	41,899	698,881
iShares Core S&P 500, ETF	6,588	1,306,137
iShares S&P 500 Value, ETF	3,900	351,273
		9,269,479
Domestic Fixed Income 9.4%
[a]Franklin Low Duration Total Return Fund, Class R6	59,853	606,912
[a]Franklin Strategic Income Fund, Class R6	34,714	363,111
[a]Franklin U.S. Government Securities Fund, Class R6	55,549	361,068
iShares Intermediate Credit Bond, ETF	2,700	295,137
		1,626,228
Foreign Equity 22.6%
[a]Franklin International Small Cap Growth Fund, Class R6	71,362	1,512,150
[a]Franklin Mutual International Fund, Class R6	55,025	863,892
[a]Templeton China World Fund, Class R6	7,459	266,078
[a]Templeton Foreign Fund, Class R6	57,266	464,431
[a]Templeton Frontier Markets Fund, Class R6	24,985	477,966
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	5,933	310,415
		3,894,932
Foreign Fixed Income 8.7%
[a]Franklin Emerging Market Debt Opportunities Fund	15,852	192,447
[a]Templeton Global Total Return Fund, Class R6	98,199	1,316,854
		1,509,301
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $17,139,688)
98.7%		17,049,303
Short Term Investments (Cost $216,671) 1.3%
Money Market Funds 1.3%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	216,671	216,671

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $17,356,359) 100.0%		17,265,974
Other Assets, less Liabilities 0.0%†		7,083
Net Assets 100.0%		$17,273,057

† Rounds to less than 0.1% of net assets.
a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

ETF - Exchange Traded Fund

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series
Statement of Investments, September 30, 2014 (unaudited)

Franklin LifeSmart 2035 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 4.2%
[a]Franklin K2 Alternative Strategies Fund, Class R6	264,968	$2,834,789
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	102,696	875,998
		3,710,787
Domestic Equity 57.5%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	8,000	1,280,548
[a,b]Franklin DynaTech Fund, Class R6	113,417	5,327,183
[a]Franklin Focused Core Equity Fund, Class R6	354,256	5,094,202
[a]Franklin Growth Fund, Class R6	152,468	10,788,636
[a,b]Franklin Growth Opportunities Fund, Class R6	109,618	3,540,669
[a]Franklin Real Estate Securities Fund, Class R6	110,733	2,132,720
[a]Franklin Rising Dividends Fund, Class R6	146,959	7,299,439
[a,b]Franklin Small Cap Growth Fund, Class R6	112,523	2,119,931
[a]Franklin Utilities Fund, Class R6	248,243	4,140,694
iShares Core S&P 500, ETF	37,970	7,527,932
iShares S&P 500 Value, ETF	21,400	1,927,498
		51,179,452
Domestic Fixed Income 7.2%
[a]Franklin Low Duration Total Return Fund, Class R6	223,845	2,269,787
[a]Franklin Strategic Income Fund, Class R6	127,313	1,331,694
[a]Franklin U.S. Government Securities Fund, Class R6	210,825	1,370,366
iShares Intermediate Credit Bond, ETF	12,930	1,413,378
		6,385,225
Foreign Equity 23.6%
[a]Franklin International Small Cap Growth Fund, Class R6	368,480	7,808,085
[a]Franklin Mutual International Fund, Class R6	319,339	5,013,618
[a]Templeton China World Fund, Class R6	38,409	1,370,061
[a]Templeton Foreign Fund, Class R6	316,302	2,565,211
[a]Templeton Frontier Markets Fund, Class R6	131,545	2,516,462
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	34,115	1,784,897
		21,058,334
Foreign Fixed Income 6.6%
[a]Franklin Emerging Market Debt Opportunities Fund	62,477	758,476
[a]Templeton Global Total Return Fund, Class R6	383,961	5,148,914
		5,907,390
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $77,684,868)
99.1%		88,241,188
Short Term Investments (Cost $780,291) 0.9%
Money Market Funds 0.9%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	780,291	780,291

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $78,465,159) 100.0%		89,021,479
Other Assets, less Liabilities (0.0)%†		(1,155)
Net Assets 100.0%		$89,020,324

† Rounds to less than 0.1% of net assets.
a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

ETF - Exchange Traded Fund

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series
Statement of Investments, September 30, 2014 (unaudited)

Franklin LifeSmart 2040 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 4.3%
[a]Franklin K2 Alternative Strategies Fund, Class R6	35,306	$377,727
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	13,310	113,534
		491,261
Domestic Equity 59.7%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	904	144,724
[a,b]Franklin DynaTech Fund, Class R6	17,027	799,762
[a]Franklin Focused Core Equity Fund, Class R6	47,682	685,674
[a]Franklin Growth Fund, Class R6	23,261	1,645,978
[a,b]Franklin Growth Opportunities Fund, Class R6	15,025	485,310
[a]Franklin Real Estate Securities Fund, Class R6	13,693	263,734
[a]Franklin Rising Dividends Fund, Class R6	17,191	853,889
[a,b]Franklin Small Cap Growth Fund, Class R6	14,762	278,117
[a]Franklin Utilities Fund, Class R6	32,062	534,790
iShares Core S&P 500, ETF	4,809	953,432
iShares S&P 500 Value, ETF	2,600	234,182
		6,879,592
Domestic Fixed Income 5.8%
[a]Franklin Low Duration Total Return Fund, Class R6	18,475	187,342
[a]Franklin Strategic Income Fund, Class R6	11,436	119,624
[a]Franklin U.S. Government Securities Fund, Class R6	22,474	146,080
iShares Intermediate Credit Bond, ETF	1,928	210,750
		663,796
Foreign Equity 24.5%
[a]Franklin International Small Cap Growth Fund, Class R6	50,639	1,073,041
[a]Franklin Mutual International Fund, Class R6	42,938	674,124
[a]Templeton China World Fund, Class R6	5,385	192,098
[a]Templeton Foreign Fund, Class R6	42,798	347,095
[a]Templeton Frontier Markets Fund, Class R6	18,322	350,495
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	3,553	185,893
		2,822,746
Foreign Fixed Income 4.6%
[a]Franklin Emerging Market Debt Opportunities Fund	5,381	65,321
[a]Templeton Global Total Return Fund, Class R6	35,044	469,943
		535,264
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments
(Cost $11,479,106) 98.9%		11,392,659
Short Term Investments (Cost $111,166) 1.0%
Money Market Funds 1.0%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	111,166	111,166

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $11,590,272) 99.9%		11,503,825
Other Assets, less Liabilities 0.1%		10,032
Net Assets 100.0%		$11,513,857

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

ETF - Exchange Traded Fund

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series
Statement of Investments, September 30, 2014 (unaudited)

Franklin LifeSmart 2045 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 4.2%
[a]Franklin K2 Alternative Strategies Fund, Class R6	175,215	$1,874,558
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	68,635	585,454
		2,460,012
Domestic Equity 60.0%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	5,120	819,539
[a,b]Franklin DynaTech Fund, Class R6	84,749	3,980,645
[a]Franklin Focused Core Equity Fund, Class R6	237,995	3,422,367
[a]Franklin Growth Fund, Class R6	108,930	7,707,856
[a,b]Franklin Growth Opportunities Fund, Class R6	60,673	1,959,749
[a]Franklin Real Estate Securities Fund, Class R6	64,951	1,250,955
[a]Franklin Rising Dividends Fund, Class R6	107,723	5,350,606
[a,b]Franklin Small Cap Growth Fund, Class R6	75,785	1,427,793
[a]Franklin Utilities Fund, Class R6	171,699	2,863,944
iShares Core S&P 500, ETF	25,075	4,971,370
iShares S&P 500 Value, ETF	12,400	1,116,868
		34,871,692
Domestic Fixed Income 5.3%
[a]Franklin Low Duration Total Return Fund, Class R6	105,567	1,070,449
[a]Franklin Strategic Income Fund, Class R6	55,060	575,928
[a]Franklin U.S. Government Securities Fund, Class R6	91,745	596,343
iShares Intermediate Credit Bond, ETF	7,395	808,348
		3,051,068
Foreign Equity 25.5%
[a]Franklin International Small Cap Growth Fund, Class R6	256,179	5,428,438
[a]Franklin Mutual International Fund, Class R6	214,559	3,368,575
[a]Templeton China World Fund, Class R6	28,641	1,021,641
[a]Templeton Foreign Fund, Class R6	261,922	2,124,185
[a]Templeton Frontier Markets Fund, Class R6	87,780	1,679,231
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	22,895	1,197,866
		14,819,936
Foreign Fixed Income 4.5%
[a]Franklin Emerging Market Debt Opportunities Fund	26,803	325,386
[a]Templeton Global Total Return Fund, Class R6	169,534	2,273,449
		2,598,835
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $50,449,236)
99.5%		57,801,543
Short Term Investments (Cost $247,789) 0.4%
Money Market Funds 0.4%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	247,789	247,789

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $50,697,025) 99.9%		58,049,332
Other Assets, less Liabilities 0.1%		34,455
Net Assets 100.0%		$58,083,787

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

ETF - Exchange Traded Fund

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series
Statement of Investments, September 30, 2014 (unaudited)

Franklin LifeSmart 2050 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 4.0%
[a]Franklin K2 Alternative Strategies Fund, Class R6	24,696	$264,217
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	9,498	81,016
		345,233
Domestic Equity 58.8%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	627	100,319
[a,b]Franklin DynaTech Fund, Class R6	13,020	611,534
[a]Franklin Focused Core Equity Fund, Class R6	36,544	525,502
[a]Franklin Growth Fund, Class R6	17,889	1,265,852
[a,b]Franklin Growth Opportunities Fund, Class R6	9,274	299,544
[a]Franklin Real Estate Securities Fund, Class R6	9,253	178,212
[a]Franklin Rising Dividends Fund, Class R6	13,764	683,642
[a,b]Franklin Small Cap Growth Fund, Class R6	8,752	164,893
[a]Franklin Utilities Fund, Class R6	24,765	413,086
iShares Core S&P 500, ETF	3,297	653,663
iShares S&P 500 Value, ETF	1,600	144,112
		5,040,359
Domestic Fixed Income 4.6%
[a]Franklin Low Duration Total Return Fund, Class R6	13,274	134,594
[a]Franklin Strategic Income Fund, Class R6	7,710	80,648
[a]Franklin U.S. Government Securities Fund, Class R6	11,294	73,412
iShares Intermediate Credit Bond, ETF	943	103,079
		391,733
Foreign Equity 25.6%
[a]Franklin International Small Cap Growth Fund, Class R6	38,571	817,321
[a]Franklin Mutual International Fund, Class R6	32,949	517,304
[a]Templeton China World Fund, Class R6	2,968	105,856
[a]Templeton Foreign Fund, Class R6	40,586	329,154
[a]Templeton Frontier Markets Fund, Class R6	12,921	247,183
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	3,331	174,278
		2,191,096
Foreign Fixed Income 3.6%
[a]Franklin Emerging Market Debt Opportunities Fund	3,391	41,163
[a]Templeton Global Total Return Fund, Class R6	19,786	265,328
		306,491
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $8,296,642)
96.6%		8,274,912
Short Term Investments (Cost $251,278) 2.9%
Money Market Funds 2.9%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	251,278	251,278

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $8,547,920) 99.5%		8,526,190
Other Assets, less Liabilities 0.5%		45,680
Net Assets 100.0%		$8,571,870

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

ETF - Exchange Traded Fund

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series
Statement of Investments, September 30, 2014 (unaudited)

Franklin Moderate Allocation Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 4.2%
[a]Franklin K2 Alternative Strategies Fund, Class R6	8,369,403	$89,540,893
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	3,091,053	26,366,683
		115,907,576
Domestic Equity 42.2%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	154,169	24,677,839
[a,b]Franklin DynaTech Fund, Class R6	3,013,098	141,525,207
[a,b]Franklin Flex Cap Growth Fund, Class R6	1,387,127	81,216,300
[a]Franklin Growth Fund, Class R6	5,102,693	361,066,574
[a,b]Franklin Growth Opportunities Fund, Class R6	1,962,218	63,379,651
[a]Franklin Real Estate Securities Fund, Class R6	2,120,572	40,842,214
[a]Franklin Rising Dividends Fund, Class R6	4,615,766	229,265,075
[a,b]Franklin Small Cap Growth Fund, Class R6	1,269,713	23,921,398
[a]Franklin Utilities Fund, Class R6	6,046,727	100,859,405
iShares Core S&P 500, ETF	354,055	70,194,944
iShares S&P 500 Value, ETF	247,000	22,247,290
		1,159,195,897
Domestic Fixed Income 21.5%
[a]Franklin Low Duration Total Return Fund, Class R6	18,515,958	187,751,816
[a]Franklin Strategic Income Fund, Class R6	10,229,268	106,998,143
[a]Franklin U.S. Government Securities Fund, Class R6	33,502,710	217,767,614
iShares Intermediate Credit Bond, ETF	696,110	76,091,784
		588,609,357
Foreign Equity 17.4%
[a]Franklin International Small Cap Growth Fund, Class R6	4,460,440	94,516,728
[a]Franklin Mutual European Fund, Class R6	5,328,449	127,989,338
[a]Templeton China World Fund, Class R6	761,565	27,165,037
[a]Templeton Foreign Fund, Class R6	16,853,493	136,681,829
[a]Templeton Frontier Markets Fund, Class R6	3,148,465	60,230,134
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	605,475	31,678,452
		478,261,518
Foreign Fixed Income 13.8%
[a]Franklin Emerging Market Debt Opportunities Fund	4,774,418	57,961,440
[a]Templeton Global Total Return Fund, Class R6	23,939,689	321,031,233
		378,992,673
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $2,232,499,282)
99.1%		2,720,967,021
Short Term Investments (Cost $27,353,910) 1.0%
Money Market Funds 1.0%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	27,353,910	27,353,910

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $2,259,853,192) 100.1%		2,748,320,931
Other Assets, less Liabilities (0.1)%		(3,740,862)
Net Assets 100.0%		$2,744,580,069

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

ETF - Exchange Traded Fund

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Fund Allocator Series

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of fourteen separate funds, thirteen of which are included in this report (Funds), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds).

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

Effective June 30, 2014, the following name changes occurred:

Former Trust Name	New Trust Name
Franklin Templeton Fund Allocator Series	Franklin Fund Allocator Series

Former Fund Name	New Fund Name
Franklin Templeton Conservative Allocation Fund	Franklin Conservative Allocation Fund
Franklin Templeton Corefolio Allocation Fund	Franklin Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund	Franklin Founding Funds Allocation Fund
Franklin Templeton Growth Allocation Fund	Franklin Growth Allocation Fund
Franklin Templeton Moderate Allocation Fund	Franklin Moderate Allocation Fund

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Investments in the Underlying Funds are valued at their closing net asset value each trading day. Exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

3. INCOME TAXES

At September 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin		Franklin Founding
	Conservative	Franklin Corefolio	Funds Allocation	Franklin Growth
	Allocation Fund	Allocation Fund	Fund	Allocation Fund

Cost of investments	$1,510,904,100	$528,082,572	$5,433,246,503	$1,096,044,164

Unrealized appreciation	$229,207,302	$224,640,658	$629,907,351	$354,859,102
Unrealized depreciation	(16,032,514)	-	-	(4,443,216)
Net unrealized appreciation (depreciation)	$213,174,788	$224,640,658	$629,907,351	$350,415,886

	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart
	2015 Retirement	2020 Retirement	2025 Retirement	2030 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund

Cost of investments	$74,291,551	$15,202,372	$100,282,235	$17,370,610

Unrealized appreciation	$5,780,219	$183,593	$13,552,798	$141,262
Unrealized depreciation	(704,933)	(156,479)	(849,776)	(245,898)
Net unrealized appreciation (depreciation)	$5,075,286	$27,114	$12,703,022	$(104,636)

	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart
	2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund

Cost of investments	$78,806,415	$11,595,760	$51,022,270	$8,555,976

Unrealized appreciation	$10,619,243	$93,723	$7,255,821	$88,336
Unrealized depreciation	(404,179)	(185,658)	(228,759)	(118,122)
Net unrealized appreciation (depreciation)	$10,215,064	$(91,935)	$7,027,062	$(29,786)

	Franklin Moderate
	Allocation Fund

Cost of investments	$2,264,141,175

Unrealized appreciation	$505,251,551
Unrealized depreciation	(21,071,795)
Net unrealized appreciation (depreciation)	$484,179,756

4. INVESTMENTS IN UNDERLYING FUNDS

The Funds, which are either managed by Franklin Advisers, Inc. (Advisers) and/or administered by Franklin Templeton Services, LLC (FT Services), invest primarily in the Underlying Funds which are managed by Advisers or an affiliate of Advisers or FT Services. The Funds do not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

Investments in Underlying Funds for the nine months ended September 30, 2014, were as follows:

								% of Underlying Fun
	Number of Shares				Number of Shares	Value at		Shares Outstanding
	Held at Beginning		Gross	Gross	Held at End of	End of	Investment	Realized	Held at End of
Underlying Funds	of Period		Additions	Reductions	Period	Period	Income	Gain (Loss)	Period
Franklin Conservative Allocation Fund
Franklin Biotechnology Discovery Fund, Class R6	70,478		-	(1,462)	69,016	$11,047,401	$-	$40,159	0.70%
Franklin DynaTech Fund, Class R6	1,542,287		-	(35,127)	1,507,160	70,791,320	-	128,782	3.04%
Franklin Emerging Market Debt Opportunities Fund[a]	4,282,736		75,566	(77,194)	4,281,108	51,972,651	-	(100,581)	8.10%
Franklin Flex Cap Grow th Fund, Class R6	654,116		-	(55,783)	598,333	35,032,401	-	222,077	1.00%
Franklin Grow th Fund, Class R6	2,427,862		-	(58,750)	2,369,112	167,638,387	-	667,643	1.61%
Franklin Grow th Opportunities Fund, Class R6	832,154		73,990	(19,172)	886,972	28,649,192	-	42,234	2.83%
Franklin International Grow th Fund, Class R6	411,292		-	(411,292)	-	- b	-	429,931	-
Franklin International Small Cap Grow th Fund, Class R6	1,903,062		207,226	(42,320)	2,067,968	43,820,243	-	77,781	2.44%
Franklin K2 Alternative Strategies Fund, Class R6	-		5,157,034	-	5,157,034	55,173,046	-	-	12.06%
Franklin Low Duration Total Return Fund, Class R6	16,065,074		516,002	(310,567)	16,270,509	164,982,958	2,346,722	(11,684)	7.13%
Franklin MicroCap Value Fund, Class R6	281,183		-	(281,183)	-	- b	-	4,332,284	-
Franklin Mutual European Fund, Class R6[c]	2,562,801		2,347	(61,019)	2,504,129	60,149,169	57,791	15,379	2.13%
Franklin Pelagos Commodities Strategy Fund, Class R6	4,186,808	[d]	-	(2,337,744)	1,849,064	15,772,516	-	(3,635,013)	24.93%
Franklin Pelagos Managed Futures Strategy Fund	413,012		-	(413,012)	-	- b	-	(370,519)	-
Franklin Real Estate Securities Fund, Class R6	933,773		11,500	(24,678)	920,595	17,730,660	223,129	36,333	3.58%
Franklin Rising Dividends Fund, Class R6	2,241,682		21,828	(52,504)	2,211,006	109,820,661	1,085,807	269,064	0.68%
Franklin Small Cap Grow th Fund, Class R6	333,547		241,143	(3,967)	570,723	10,752,420	-	3,468	0.47%
Franklin Strategic Income Fund, Class R6	8,896,562		466,658	(172,884)	9,190,336	96,130,913	3,255,991	(2,530)	1.06%
Franklin U.S. Government Securities Fund, Class R6	29,684,395		1,370,995	(585,023)	30,470,367	198,057,386	5,501,348	(141,457)	2.93%
Franklin Utilities Fund, Class R6	2,817,003		61,562	(355,848)	2,522,717	42,078,914	1,011,307	952,786	0.75%
Institutional Fiduciary Trust Money Market Portfolio	27,602,955		135,700,562	(132,473,411)	30,830,106	30,830,106	-	-	0.16%
Templeton China World Fund, Class R6	384,726		-	(4,616)	380,110	13,558,526	-	(7,741)	1.92%
Templeton Foreign Fund, Class R6	8,095,742		-	(195,458)	7,900,284	64,071,302	-	25,248	0.87%
Templeton Frontier Markets Fund, Class R6	1,349,082		-	(32,871)	1,316,211	25,179,109	-	9,486	1.65%
Templeton Global Total Return Fund, Class R6	21,390,143		1,020,265	(393,219)	22,017,189	295,250,503	8,573,285	(276,300)	3.28%
Total						$1,608,489,784	$22,055,380	$2,706,830

Franklin Corefolio Allocation Fund
Franklin Flex Cap Grow th Fund, Class R6	3,338,423		14,990	(131,629)	3,221,784	$188,635,478	$-	$2,017,685	5.38%
Franklin Grow th Fund, Class R6	2,905,310		-	(229,916)	2,675,394	189,310,862	-	5,812,384	1.81%
Franklin Mutual Shares Fund, Class R6[e]	6,575,955		42,605	(300,793)	6,317,767	188,522,178	1,305,861	1,147,234	1.14%
Institutional Fiduciary Trust Money Market Portfolio	686,704		27,688,838	(27,865,149)	510,393	510,393	-	-	- f
Templeton Grow th Fund Inc., Class R6	7,464,658		8,122	(104,897)	7,367,883	185,744,319	-	181,331	1.07%
Total						$752,723,230	$1,305,861	$9,158,634

Franklin Founding Funds Allocation Fund
Franklin Income Fund, Class R6	838,143,077		31,667,010	(51,762,536)	818,047,551	$2,012,396,975	$78,138,881	$10,376,521	2.15%
Franklin Mutual Shares Fund, Class R6[e]	71,806,661		458,801	(4,559,422)	67,706,040	2,020,348,228	14,062,238	36,628,459	12.21%
Institutional Fiduciary Trust Money Market Portfolio	45,704,595		215,649,551	(223,443,748)	37,910,398	37,910,398	-	-	0.20%
Templeton Grow th Fund Inc., Class R6	81,555,713		-	(2,519,686)	79,036,027	1,992,498,253	-	9,753,236	11.50%
Total						$6,063,153,854	$92,201,119	$56,758,216

Franklin Growth Allocation Fund
Franklin Biotechnology Discovery Fund, Class R6	108,957		2,991	(3,036)	108,912	$17,433,508	$-	$44,379	1.10%
Franklin DynaTech Fund, Class R6	2,288,810		62,492	(63,815)	2,287,487	107,443,270	-	134,093	4.61%
Franklin Emerging Market Debt Opportunities Fund[a]	865,398		-	(134,678)	730,720	8,870,935	-	(19,932)	1.38%
Franklin Flex Cap Grow th Fund, Class R6	1,052,942		28,736	(96,030)	985,648	57,709,668	-	239,318	1.65%
Franklin Grow th Fund, Class R6	3,598,914		98,017	(100,922)	3,596,009	254,453,568	-	378,927	2.44%
Franklin Grow th Opportunities Fund, Class R6	1,441,104		161,177	(40,296)	1,561,985	50,452,125	-	55,521	4.99%
Franklin International Grow th Fund, Class R6	679,931		18,709	(698,640)	-	- b	-	698,519	-
Franklin International Small Cap Grow th Fund, Class R6	3,218,100		434,640	(89,925)	3,562,815	75,496,060	-	65,038	4.21%
Franklin K2 Alternative Strategies Fund, Class R6	-		4,335,456	-	4,335,456	46,383,312	-	-	10.14%
Franklin Low Duration Total Return Fund, Class R6	3,219,778		43,150	(504,711)	2,758,217	27,968,323	438,239	(11,001)	1.21%
Franklin MicroCap Value Fund, Class R6	454,665		12,463	(467,128)	-	- b	-	6,055,053	-
Franklin Mutual European Fund, Class R6[c]	3,932,230		111,217	(110,354)	3,933,093	94,472,898	90,769	(24,031)	3.34%
Franklin Pelagos Commodities Strategy Fund, Class R6	1,170,588	d	408,240	(33,205)	1,545,623	13,184,166	-	(42,642)	20.84%
Franklin Pelagos Managed Futures Strategy Fund	109,997		-	(109,997)	-	- b	-	(202,189)	-
Franklin Real Estate Securities Fund, Class R6	1,597,431		63,923	(44,755)	1,616,599	31,135,702	390,984	30,094	6.29%
Franklin Rising Dividends Fund, Class R6	3,367,599		125,333	(94,606)	3,398,326	168,794,835	1,664,705	44,170	1.04%
Franklin Small Cap Grow th Fund, Class R6	481,030		415,480	(16,308)	880,202	16,583,002	-	9,408	0.73%
Franklin Strategic Income Fund, Class R6	1,848,131		58,868	(292,411)	1,614,588	16,888,585	622,206	63,329	0.19%
Franklin U.S. Government Securities Fund, Class R6	6,182,355		162,186	(976,257)	5,368,284	34,893,843	1,058,844	(165,120)	0.52%
Franklin Utilities Fund, Class R6	4,542,020		225,967	(588,238)	4,179,749	69,718,220	1,662,637	981,074	1.24%
Institutional Fiduciary Trust Money Market Portfolio	27,092,338		140,838,984	(152,480,770)	15,450,552	15,450,552	-	-	0.08%
Templeton China World Fund, Class R6	612,750		16,722	(17,217)	612,255	21,839,134	-	(70,397)	3.09%
Templeton Foreign Fund, Class R6	12,945,242		353,596	(362,860)	12,935,978	104,910,782	-	5,524	1.42%
Templeton Frontier Markets Fund, Class R6	2,712,642		73,890	(75,712)	2,710,820	51,857,989	-	21,450	3.39%
Templeton Global Total Return Fund, Class R6	4,358,937		121,437	(689,937)	3,790,437	50,829,760	1,628,607	(235,445)	0.56%
Total						$1,336,770,237	$7,556,991	$8,055,140

Franklin LifeSmart 2015 Retirement Target Fund
Franklin Biotechnology Discovery Fund, Class R6	15,954		1,961	(14,354)	3,561	$569,945	$-	$295,527	0.04%
Franklin DynaTech Fund, Class R6	118,840		18,574	(88,276)	49,138	2,308,029	-	554,850	0.10%
Franklin Emerging Market Debt Opportunities Fund[a]	173,466		71,092	(41,792)	202,766	2,461,578	-	(11,095)	0.38%
Franklin Flex Cap Grow th Fund, Class R6	15,558		2,791	(18,349)	-	- b	-	403,383	-
Franklin Focused Core Equity Fund, Class R6	-		173,010	-	173,010	2,487,889	-	-	2.49%
Franklin Grow th Fund, Class R6	33,117		41,985	(10,433)	64,669	4,575,966	-	230,999	0.04%
Franklin Grow th Opportunities Fund, Class R6	37,269		31,208	(11,733)	56,744	1,832,822	-	122,904	0.18%
Franklin International Grow th Fund, Class R6	18,644		3,328	(21,972)	-	- b	-	18,122	-
Franklin International Small Cap Grow th Fund, Class R6	181,386		40,424	(56,908)	164,902	3,494,270	-	191,656	0.19%
Franklin K2 Alternative Strategies Fund, Class R6	-		227,281	-	227,281	2,431,592	-	-	0.53%
Franklin Low Duration Total Return Fund, Class R6	680,307		291,781	(165,424)	806,664	8,179,569	111,682	(5,175)	0.35%
Franklin MicroCap Value Fund, Class R6	24,211		11,645	(35,856)	-	- b	-	185,607	-
Franklin Mutual European Fund, Class R6[c]	117,920		21,131	(139,051)	-	- b	2,352	426,125	-
Franklin Mutual International Fund, Class R6[g]	-		155,958	-	155,958	2,448,534	-	-	2.78%
Franklin Pelagos Commodities Strategy Fund, Class R6	171,060	d	7,164	(88,822)	89,402	762,598	-	(141,979)	1.21%
Franklin Pelagos Managed Futures Strategy Fund	16,782		-	(16,782)	-	- b	-	(4,804)	-
Franklin Real Estate Securities Fund, Class R6	43,096		23,634	(13,473)	53,257	1,025,723	11,410	26,270	0.21%
Franklin Rising Dividends Fund, Class R6	101,772		37,161	(81,464)	57,469	2,854,474	47,795	548,466	0.02%
Franklin Small Cap Grow th Fund, Class R6	55,765		33,354	(41,499)	47,620	897,166	-	62,084	0.04%
Franklin Strategic Income Fund, Class R6	369,572		168,377	(90,740)	447,209	4,677,803	153,881	(544)	0.05%
Franklin U.S. Government Securities Fund, Class R6	1,235,250		550,468	(1,042,777)	742,941	4,829,117	245,655	(139,693)	0.07%
Franklin Utilities Fund, Class R6	133,081		40,500	(65,243)	108,338	1,807,085	42,351	98,108	0.03%
Institutional Fiduciary Trust Money Market Portfolio	1,003,530		26,016,573	(26,909,496)	110,607	110,607	-	-	- [f]
Templeton China World Fund, Class R6	19,897		3,497	(6,252)	17,142	611,438	-	6,349	0.09%
Templeton Foreign Fund, Class R6	182,545		32,439	(57,383)	157,601	1,278,145	-	96,480	0.02%
Templeton Frontier Markets Fund, Class R6	74,546		13,171	(23,376)	64,341	1,230,847	-	47,338	0.08%
Templeton Global Total Return Fund, Class R6	797,598		714,440	(195,782)	1,316,256	17,650,996	376,820	(79,460)	0.20%
Total						$68,526,193	$991,946	$2,931,518

Franklin LifeSmart 2020 Retirement Target Fund
Franklin Biotechnology Discovery Fund, Class R6	549		1,445	(1,227)	767	$122,782	$-	$1,050	0.01%
Franklin DynaTech Fund, Class R6	5,830		22,561	(12,192)	16,199	760,889	-	10,020	0.03%
Franklin Emerging Market Debt Opportunities Fund[a]	3,702		17,317	(1,688)	19,331	234,678	-	(224)	0.04%
Franklin Flex Cap Grow th Fund, Class R6	794		3,005	(3,799)	-	- b	-	7,506	-
Franklin Focused Core Equity Fund, Class R6	-		49,235	-	49,235	707,993	-	-	0.71%
Franklin Grow th Fund, Class R6	2,185		20,190	(198)	22,177	1,569,234	-	(258)	0.02%
Franklin Grow th Opportunities Fund, Class R6	1,717		14,740	(168)	16,289	526,129	-	(86)	0.05%
Franklin International Grow th Fund, Class R6	872		3,369	(4,241)	-	- b	-	(247)	-
Franklin International Small Cap Grow th Fund, Class R6	9,508		44,193	(797)	52,904	1,121,037	-	(421)	0.06%
Franklin K2 Alternative Strategies Fund, Class R6	-		46,964	-	46,964	502,444	-	-	0.11%
Franklin Low Duration Total Return Fund, Class R6	15,784		85,053	(6,351)	94,486	958,087	7,118	(160)	0.04%
Franklin MicroCap Value Fund, Class R6	968		4,909	(5,877)	-	- b	-	(4,853)	-
Franklin Mutual European Fund, Class R6[c]	5,428		22,266	(27,694)	-	- b	628	(4,758)	-
Franklin Mutual International Fund, Class R6[g]	-		44,400	-	44,400	697,084	-	-	0.79%
Franklin Pelagos Commodities Strategy Fund, Class R6	3,415	d	13,751	(138)	17,028	145,249	-	(36)	0.23%
Franklin Pelagos Managed Futures Strategy Fund	320		12	(332)	-	- b	-	42	-
Franklin Real Estate Securities Fund, Class R6	2,037		12,211	(194)	14,054	270,671	1,920	(52)	0.05%
Franklin Rising Dividends Fund, Class R6	4,876		24,485	(13,620)	15,741	781,831	8,410	(1,372)	- f
Franklin Small Cap Grow th Fund, Class R6	2,349		16,846	(6,250)	12,945	243,883	-	(2,819)	0.01%
Franklin Strategic Income Fund, Class R6	9,021		48,276	(4,348)	52,949	553,842	10,985	(56)	0.01%
Franklin U.S. Government Securities Fund, Class R6	30,072		159,233	(101,684)	87,621	569,535	16,085	(1,507)	0.01%
Franklin Utilities Fund, Class R6	6,669		28,499	(3,535)	31,633	527,632	6,627	736	0.01%
Institutional Fiduciary Trust Money Market Portfolio	-		1,628,872	(1,402,457)	226,415	226,415	-	-	- f
Templeton China World Fund, Class R6	879		3,812	(96)	4,595	163,900	-	(555)	0.02%
Templeton Foreign Fund, Class R6	8,832		37,311	(739)	45,404	368,227	-	(385)	- f
Templeton Frontier Markets Fund, Class R6	3,369		14,590	(304)	17,655	337,746	-	(68)	0.02%
Templeton Global Total Return Fund, Class R6	18,709		142,509	(9,115)	152,103	2,039,700	25,115	(296)	0.02%
Total						$13,428,988	$76,888	$1,201

Franklin LifeSmart 2025 Retirement Target Fund
Franklin Biotechnology Discovery Fund, Class R6	33,215		2,903	(27,719)	8,399	$1,344,462	$-	$500,052	0.09%
Franklin DynaTech Fund, Class R6	279,098		42,002	(183,368)	137,732	6,469,284	-	939,312	0.28%
Franklin Emerging Market Debt Opportunities Fund[a]	97,394		48,662	(23,075)	122,981	1,492,989	-	(6,573)	0.23%
Franklin Flex Cap Grow th Fund, Class R6	31,387		4,591	(35,978)	-	- b	-	824,050	-
Franklin Focused Core Equity Fund, Class R6	-		407,059	-	407,059	5,853,506	-	-	5.87%
Franklin Grow th Fund, Class R6	71,775		108,403	(11,751)	168,427	11,917,895	-	120,045	0.11%
Franklin Grow th Opportunities Fund, Class R6	72,393		66,835	(11,858)	127,370	4,114,042	-	33,124	0.41%
Franklin International Grow th Fund, Class R6	48,404		6,600	(55,004)	-	- b	-	45,222	-
Franklin International Small Cap Grow th Fund, Class R6	415,470		84,454	(67,723)	432,201	9,158,346	-	127,648	0.51%
Franklin K2 Alternative Strategies Fund, Class R6	-		320,606	-	320,606	3,430,036	-	-	0.75%
Franklin Low Duration Total Return Fund, Class R6	354,640		199,336	(86,635)	467,341	4,738,842	61,550	(2,612)	0.20%
Franklin MicroCap Value Fund, Class R6	43,077		23,075	(66,152)	-	- b	-	301,562	-
Franklin Mutual European Fund, Class R6[c]	243,881		35,739	(279,620)	-	- b	5,534	786,161	-
Franklin Mutual International Fund, Class R6[g]	-		366,937	-	366,937	5,760,911	-	-	6.54%
Franklin Pelagos Commodities Strategy Fund, Class R6	114,106	d	20,111	(7,606)	126,611	1,079,992	-	(12,152)	1.71%
Franklin Pelagos Managed Futures Strategy Fund	11,101		-	(11,101)	-	- b	-	(18,168)	-
Franklin Real Estate Securities Fund, Class R6	85,602		50,048	(13,945)	121,705	2,344,042	26,006	11,866	0.47%
Franklin Rising Dividends Fund, Class R6	236,182		83,927	(157,118)	162,991	8,095,770	124,058	626,908	0.05%
Franklin Small Cap Grow th Fund, Class R6	147,850		78,392	(91,750)	134,492	2,533,828	-	61,129	0.11%
Franklin Strategic Income Fund, Class R6	204,580		112,004	(49,309)	267,275	2,795,694	88,426	(552)	0.03%
Franklin U.S. Government Securities Fund, Class R6	719,975		386,708	(639,092)	467,591	3,039,343	148,443	(67,962)	0.04%
Franklin Utilities Fund, Class R6	286,140		81,933	(104,445)	263,628	4,397,316	101,448	62,839	0.08%
Institutional Fiduciary Trust Money Market Portfolio	1,468,315		30,925,507	(32,192,838)	200,984	200,984	-	-	- [f]
Templeton China World Fund, Class R6	44,153		6,352	(7,196)	43,309	1,544,824	-	(25,836)	0.22%
Templeton Foreign Fund, Class R6	341,118		49,361	(55,775)	334,704	2,714,447	-	16,429	0.04%
Templeton Frontier Markets Fund, Class R6	147,872		21,315	(24,031)	145,156	2,776,831	-	18,019	0.18%
Templeton Global Total Return Fund, Class R6	455,148		481,942	(111,321)	825,769	11,073,560	226,626	(50,941)	0.12%
Total						$96,876,944	$782,091	$4,289,570

Franklin LifeSmart 2030 Retirement Target Fund
Franklin Biotechnology Discovery Fund, Class R6	429	2,059	(1,378)	1,110	$177,706	$-	$9,784	0.01%
Franklin DynaTech Fund, Class R6	4,368	34,203	(15,884)	22,687	1,065,589	-	23,638	0.05%
Franklin Emerging Market Debt Opportunities Fund[a]	1,395	16,299	(1,842)	15,852	192,447	-	6	0.03%
Franklin Flex Cap Grow th Fund, Class R6	521	4,582	(5,103)	-	- b	-	8,473	-
Franklin Focused Core Equity Fund, Class R6	-	61,018	-	61,018	877,433	-	-	0.88%
Franklin Grow th Fund, Class R6	1,443	28,717	(177)	29,983	2,121,589	-	(20)	0.02%
Franklin Grow th Opportunities Fund, Class R6	1,111	19,934	(135)	20,910	675,386	-	(266)	0.07%
Franklin International Grow th Fund, Class R6	772	6,595	(7,367)	-	- b	-	(1,823)	-
Franklin International Small Cap Grow th Fund, Class R6	6,671	65,514	(823)	71,362	1,512,150	-	(473)	0.08%
Franklin K2 Alternative Strategies Fund, Class R6	-	54,476	-	54,476	582,821	-	-	0.13%
Franklin Low Duration Total Return Fund, Class R6	5,018	61,726	(6,891)	59,853	606,912	3,456	(149)	0.03%
Franklin MicroCap Value Fund, Class R6	735	8,516	(9,251)	-	- b	-	(9,552)	-
Franklin Mutual European Fund, Class R6[c]	3,807	30,642	(34,449)	-	- b	785	(8,108)	-
Franklin Mutual International Fund, Class R6[g]	-	55,025	-	55,025	863,892	-	-	0.98%
Franklin Pelagos Commodities Strategy Fund, Class R6	1,389	d	18,135	-	19,524	166,542	-	-	0.26%
Franklin Pelagos Managed Futures Strategy Fund	134	-	(134)	-	- b	-	18	-
Franklin Real Estate Securities Fund, Class R6	1,462	18,582	(241)	19,803	381,406	2,312	(53)	0.08%
Franklin Rising Dividends Fund, Class R6	3,552	37,742	(16,995)	24,299	1,206,935	10,046	(405)	0.01%
Franklin Small Cap Grow th Fund, Class R6	2,301	29,822	(10,512)	21,611	407,144	-	(5,113)	0.02%
Franklin Strategic Income Fund, Class R6	2,848	35,834	(3,968)	34,714	363,111	5,618	(41)	-	f
Franklin U.S. Government Securities Fund, Class R6	9,112	114,422	(67,985)	55,549	361,068	7,452	(815)	0.01%
Franklin Utilities Fund, Class R6	4,590	40,096	(2,787)	41,899	698,881	6,971	242	0.01%
Institutional Fiduciary Trust Money Market Portfolio	-	1,749,245	(1,532,574)	216,671	216,671	-	-	-	f
Templeton China World Fund, Class R6	737	6,812	(90)	7,459	266,078	-	(409)	0.04%
Templeton Foreign Fund, Class R6	5,682	52,282	(698)	57,266	464,431	-	(52)	0.01%
Templeton Frontier Markets Fund, Class R6	2,498	22,792	(305)	24,985	477,966	-	(21)	0.03%
Templeton Global Total Return Fund, Class R6	6,325	100,088	(8,214)	98,199	1,316,854	12,662	(303)	0.01%
Total	$15,003,012	$49,302	$14,558

Franklin LifeSmart 2035 Retirement Target Fund
Franklin Biotechnology Discovery Fund, Class R6	28,135	2,856	(22,991)	8,000	$1,280,548	$-	$374,096	0.08%
Franklin DynaTech Fund, Class R6	219,610	29,062	(135,255)	113,417	5,327,183	-	651,249	0.23%
Franklin Emerging Market Debt Opportunities Fund[a]	49,365	26,388	(13,276)	62,477	758,476	-	(5,461)	0.12%
Franklin Flex Cap Grow th Fund, Class R6	27,074	5,478	(32,552)	-	- b	-	655,923	-
Franklin Focused Core Equity Fund, Class R6	-	354,256	-	354,256	5,094,202	-	-	5.10%
Franklin Grow th Fund, Class R6	62,752	95,800	(6,084)	152,468	10,788,636	-	15,214	0.10%
Franklin Grow th Opportunities Fund, Class R6	49,762	64,665	(4,809)	109,618	3,540,669	-	6,117	0.35%
Franklin International Grow th Fund, Class R6	35,428	7,110	(42,538)	-	- b	-	30,180	-
Franklin International Small Cap Grow th Fund, Class R6	315,372	83,602	(30,494)	368,480	7,808,085	-	15,404	0.44%
Franklin K2 Alternative Strategies Fund, Class R6	-	264,968	-	264,968	2,834,789	-	-	0.62%
Franklin Low Duration Total Return Fund, Class R6	174,229	96,547	(46,931)	223,845	2,269,787	28,348	(1,423)	0.10%
Franklin MicroCap Value Fund, Class R6	31,204	22,796	(54,000)	-	- b	-	197,637	-
Franklin Mutual European Fund, Class R6[c]	188,555	38,383	(226,938)	-	- b	4,816	576,959	-
Franklin Mutual International Fund, Class R6[g]	-	319,339	-	319,339	5,013,618	-	-	5.69%
Franklin Pelagos Commodities Strategy Fund, Class R6	60,010	d	48,516	(5,830)	102,696	875,998	-	(8,035)	1.38%
Franklin Pelagos Managed Futures Strategy Fund	5,589	-	(5,589)	-	- b	-	(5,727)	-
Franklin Real Estate Securities Fund, Class R6	67,993	49,312	(6,572)	110,733	2,132,720	22,543	(3,451)	0.43%
Franklin Rising Dividends Fund, Class R6	186,033	80,183	(119,257)	146,959	7,299,439	105,293	224,588	0.04%
Franklin Small Cap Grow th Fund, Class R6	104,302	74,728	(66,507)	112,523	2,119,931	-	10,359	0.09%
Franklin Strategic Income Fund, Class R6	97,149	56,574	(26,410)	127,313	1,331,694	39,923	(603)	0.01%
Franklin U.S. Government Securities Fund, Class R6	323,629	184,927	(297,731)	210,825	1,370,366	62,802	(39,305)	0.02%
Franklin Utilities Fund, Class R6	239,377	82,562	(73,696)	248,243	4,140,694	89,599	27,716	0.07%
Institutional Fiduciary Trust Money Market Portfolio	962,275	24,519,282	(24,701,266)	780,291	780,291	-	-	-	f
Templeton China World Fund, Class R6	35,578	6,279	(3,448)	38,409	1,370,061	-	(16,721)	0.19%
Templeton Foreign Fund, Class R6	286,395	57,721	(27,814)	316,302	2,565,211	-	(4,324)	0.03%
Templeton Frontier Markets Fund, Class R6	119,184	23,861	(11,500)	131,545	2,516,462	-	3,884	0.16%
Templeton Global Total Return Fund, Class R6	217,058	225,957	(59,054)	383,961	5,148,914	101,391	(27,012)	0.06%
Total	$76,367,774	$454,715	$2,677,264

Franklin LifeSmart 2040 Retirement Target Fund
Franklin Biotechnology Discovery Fund, Class R6	236	1,710	(1,042)	904	$144,724	$-	$12,129	0.01%
Franklin DynaTech Fund, Class R6	2,321	26,993	(12,287)	17,027	799,762	-	21,673	0.03%
Franklin Emerging Market Debt Opportunities Fund[a]	468	7,914	(3,001)	5,381	65,321	-	74	0.01%
Franklin Flex Cap Grow th Fund, Class R6	284	3,763	(4,047)	-	- b	-	6,226	-
Franklin Focused Core Equity Fund, Class R6	-	48,186	(504)	47,682	685,674	-	(35)	0.69%
Franklin Grow th Fund, Class R6	822	22,832	(393)	23,261	1,645,978	-	(171)	0.02%
Franklin Grow th Opportunities Fund, Class R6	533	14,789	(297)	15,025	485,310	-	(144)	0.05%
Franklin International Grow th Fund, Class R6	391	5,356	(5,747)	-	- b	-	(1,829)	-
Franklin International Small Cap Grow th Fund, Class R6	3,365	48,375	(1,101)	50,639	1,073,041	-	(1,104)	0.06%
Franklin K2 Alternative Strategies Fund, Class R6	-	35,306	-	35,306	377,727	-	-	0.08%
Franklin Low Duration Total Return Fund, Class R6	1,711	27,396	(10,632)	18,475	187,342	1,064	(115)	0.01%
Franklin MicroCap Value Fund, Class R6	311	5,838	(6,149)	-	- b	-	(6,918)	-
Franklin Mutual European Fund, Class R6[c]	1,922	26,065	(27,987)	-	- b	639	(5,697)	-
Franklin Mutual International Fund, Class R6[g]	-	43,443	(505)	42,938	674,124	-	(101)	0.77%
Franklin Pelagos Commodities Strategy Fund, Class R6	550	d	12,760	-	13,310	113,534	-	-	0.18%
Franklin Pelagos Managed Futures Strategy Fund	51	-	(51)	-	- b	-	5	-
Franklin Real Estate Securities Fund, Class R6	721	13,303	(331)	13,693	263,734	1,516	(248)	0.05%
Franklin Rising Dividends Fund, Class R6	1,849	29,318	(13,976)	17,191	853,889	7,042	(590)	0.01%
Franklin Small Cap Grow th Fund, Class R6	1,050	21,307	(7,595)	14,762	278,117	-	(3,628)	0.01%
Franklin Strategic Income Fund, Class R6	973	16,870	(6,407)	11,436	119,624	1,811	(47)	-	f
Franklin U.S. Government Securities Fund, Class R6	3,081	63,776	(44,383)	22,474	146,080	2,803	(346)	-	f
Franklin Utilities Fund, Class R6	2,473	31,440	(1,851)	32,062	534,790	4,877	(149)	0.01%
Institutional Fiduciary Trust Money Market Portfolio	-	880,729	(769,563)	111,166	111,166	-	-	-	f
Templeton China World Fund, Class R6	386	5,116	(117)	5,385	192,098	-	(376)	0.03%
Templeton Foreign Fund, Class R6	2,945	40,769	(916)	42,798	347,095	-	(218)	-	f
Templeton Frontier Markets Fund, Class R6	1,281	17,436	(395)	18,322	350,495	-	(53)	0.02%
Templeton Global Total Return Fund, Class R6	2,158	47,024	(14,138)	35,044	469,943	4,233	(282)	0.01%
Total	$9,919,568	$23,985	$18,056

Franklin LifeSmart 2045 Retirement Target Fund
Franklin Biotechnology Discovery Fund, Class R6	18,169		2,980	(16,029)	5,120	$819,539		$-	$250,659	0.05%
Franklin DynaTech Fund, Class R6	156,359		34,787	(106,397)	84,749	3,980,645		-	469,121	0.17%
Franklin Emerging Market Debt Opportunities Fund[a]	23,016		16,237	(12,450)	26,803	325,386		-	(3,371)	0.05%
Franklin Flex Cap Grow th Fund, Class R6	15,327		3,697	(19,024)	-	- b		-	378,642	-
Franklin Focused Core Equity Fund, Class R6	-		237,995	-	237,995	3,422,367		-	-	3.43%
Franklin Grow th Fund, Class R6	45,518		70,924	(7,512)	108,930	7,707,856		-	20,769	0.07%
Franklin Grow th Opportunities Fund, Class R6	27,492		37,708	(4,527)	60,673	1,959,749		-	5,181	0.19%
Franklin International Grow th Fund, Class R6	24,601		6,011	(30,612)	-	- b		-	21,196	-
Franklin International Small Cap Grow th Fund, Class R6	221,280		71,411	(36,512)	256,179	5,428,438		-	24,265	0.30%
Franklin K2 Alternative Strategies Fund, Class R6	-		175,215	-	175,215	1,874,558		-	-	0.41%
Franklin Low Duration Total Return Fund, Class R6	89,366		65,006	(48,805)	105,567	1,070,449		14,775	(1,521)	0.05%
Franklin MicroCap Value Fund, Class R6	17,771		14,664	(32,435)	-	- b		-	118,550	-
Franklin Mutual European Fund, Class R6[c]	128,117		30,941	(159,058)	-	- b		3,182	395,813	-
Franklin Mutual International Fund, Class R6[g]	-		214,559	-	214,559	3,368,575		-	-	3.82%
Franklin Pelagos Commodities Strategy Fund, Class R6	34,055	d	41,194	(6,614)	68,635	585,454		-	(8,642)	0.93%
Franklin Pelagos Managed Futures Strategy Fund	3,159		-	(3,159)	-	-	b	-	(1,056)	-
Franklin Real Estate Securities Fund, Class R6	38,542		32,750	(6,341)	64,951	1,250,955		13,152	(1,832)	0.25%
Franklin Rising Dividends Fund, Class R6	135,441		61,525	(89,243)	107,723	5,350,606		74,913	166,824	0.03%
Franklin Small Cap Grow th Fund, Class R6	70,051		54,708	(48,974)	75,785	1,427,793		-	8,973	0.06%
Franklin Strategic Income Fund, Class R6	45,777		34,496	(25,213)	55,060	575,928		19,273	13	0.01%
Franklin U.S. Government Securities Fund, Class R6	153,136		112,386	(173,777)	91,745	596,343		31,012	(24,871)	0.01%
Franklin Utilities Fund, Class R6	169,143		66,083	(63,527)	171,699	2,863,944		62,643	22,200	0.05%
Institutional Fiduciary Trust Money Market Portfolio	329,483		20,285,937	(20,367,631)	247,789	247,789		-	-	-
Templeton China World Fund, Class R6	26,217		6,761	(4,337)	28,641	1,021,641		-	(22,241)	0.14%
Templeton Foreign Fund, Class R6	239,512		62,051	(39,641)	261,922	2,124,185		-	(2,441)	0.03%
Templeton Frontier Markets Fund, Class R6	80,335		20,695	(13,250)	87,780	1,679,231		-	3,316	0.11%
Templeton Global Total Return Fund, Class R6	104,863		122,424	(57,753)	169,534	2,273,449		50,189	(22,698)	0.03%
Total						$49,954,880		$269,139	$1,796,849

Franklin LifeSmart 2050 Retirement Target Fund
Franklin Biotechnology Discovery Fund, Class R6	182		1,261	(816)	627	$100,319		$-	$6,278	0.01%
Franklin DynaTech Fund, Class R6	1,922		20,995	(9,897)	13,020	611,534		-	15,031	0.03%
Franklin Emerging Market Debt Opportunities Fund[a]	315		6,401	(3,325)	3,391	41,163		-	1	0.01%
Franklin Flex Cap Grow th Fund, Class R6	192		2,333	(2,525)	-	-	b	-	4,429	-
Franklin Focused Core Equity Fund, Class R6	-		36,544	-	36,544	525,502		-	-	0.53%
Franklin Grow th Fund, Class R6	731		17,547	(389)	17,889	1,265,852		-	(53)	0.01%
Franklin Grow th Opportunities Fund, Class R6	359		9,106	(191)	9,274	299,544		-	(83)	0.03%
Franklin International Grow th Fund, Class R6	358		4,330	(4,688)	-	-	b	-	(1,171)	-
Franklin International Small Cap Grow th Fund, Class R6	2,773		37,273	(1,475)	38,571	817,321		-	(573)	0.05%
Franklin K2 Alternative Strategies Fund, Class R6	-		24,696	-	24,696	264,217		-	-	0.06%
Franklin Low Duration Total Return Fund, Class R6	1,238		25,195	(13,159)	13,274	134,594		783	(143)	0.01%
Franklin MicroCap Value Fund, Class R6	204		3,701	(3,905)	-	-	b	-	(3,937)	-
Franklin Mutual European Fund, Class R6[c]	1,640		20,019	(21,659)	-	- b		480	(4,299)	-
Franklin Mutual International Fund, Class R6[g]	-		32,949	-	32,949	517,304		-	-	0.59%
Franklin Pelagos Commodities Strategy Fund, Class R6	451	d	9,047	-	9,498	81,016		-	-	0.13%
Franklin Pelagos Managed Futures Strategy Fund	44		6	(50)	-	-	b	-	6	-
Franklin Real Estate Securities Fund, Class R6	509		9,106	(362)	9,253	178,212		1,111	(24)	0.04%
Franklin Rising Dividends Fund, Class R6	1,608		23,208	(11,052)	13,764	683,642		5,916	(340)	-
Franklin Small Cap Grow th Fund, Class R6	868		13,125	(5,241)	8,752	164,893		-	(2,161)	0.01%
Franklin Strategic Income Fund, Class R6	701		14,603	(7,594)	7,710	80,648		1,338	(105)	-
Franklin U.S. Government Securities Fund, Class R6	2,050		42,585	(33,341)	11,294	73,412		1,678	(201)	-
Franklin Utilities Fund, Class R6	2,113		25,004	(2,352)	24,765	413,086		4,173	(45)	0.01%
Institutional Fiduciary Trust Money Market Portfolio	-		845,035	(593,757)	251,278	251,278		-	-	-
Templeton China World Fund, Class R6	337		2,968	(337)	2,968	105,856		-	(620)	0.01%
Templeton Foreign Fund, Class R6	3,115		39,122	(1,651)	40,586	329,154		-	(96)	-
Templeton Frontier Markets Fund, Class R6	997		12,451	(527)	12,921	247,183		-	(4)	0.02%
Templeton Global Total Return Fund, Class R6	1,317		32,636	(14,167)	19,786	265,328		2,457	(530)	-
Total						$7,451,058		$17,936	$11,360

Franklin Moderate Allocation Fund
Franklin Biotechnology Discovery Fund, Class R6	162,161		-	(7,992)	154,169	$24,677,839		$-	$206,646	1.56%
Franklin DynaTech Fund, Class R6	3,173,969		-	(160,871)	3,013,098	141,525,207		-	811,344	6.08%
Franklin Emerging Market Debt Opportunities Fund[a]	5,193,280		-	(418,862)	4,774,418	57,961,440		-	(157,331)	9.04%
Franklin Flex Cap Grow th Fund, Class R6	1,559,426		-	(172,299)	1,387,127	81,216,300		-	694,506	2.32%
Franklin Grow th Fund, Class R6	5,437,223		-	(334,530)	5,102,693	361,066,574		-	5,268,610	3.46%
Franklin Grow th Opportunities Fund, Class R6	1,885,229		160,044	(83,055)	1,962,218	63,379,651		-	197,634	6.27%
Franklin International Grow th Fund, Class R6	921,804		-	(921,804)	-	-	b	-	965,429	-
Franklin International Small Cap Grow th Fund, Class R6	4,223,679		458,393	(221,632)	4,460,440	94,516,728		-	357,472	5.27%
Franklin K2 Alternative Strategies Fund, Class R6	-		8,622,053	(252,650)	8,369,403	89,540,893		-	52,117	19.58%
Franklin Low Duration Total Return Fund, Class R6	19,675,358		473,796	(1,633,196)	18,515,958	187,751,816		2,814,651	(51,264)	8.11%
Franklin MicroCap Value Fund, Class R6	604,171		-	(604,171)	-	-	b	-	9,266,519	-
Franklin Mutual European Fund, Class R6[c]	5,648,509		4,993	(325,053)	5,328,449	127,989,338		122,972	34,706	4.53%
Franklin Pelagos Commodities Strategy Fund, Class R6	5,209,062	d	-	(2,118,009)	3,091,053	26,366,683		-	(3,391,716)	41.68%
Franklin Pelagos Managed Futures Strategy Fund	511,630		-	(511,630)	-	-	b	-	(802,743)	-
Franklin Real Estate Securities Fund, Class R6	2,199,870		26,807	(106,105)	2,120,572	40,842,214		520,088	230,347	8.25%
Franklin Rising Dividends Fund, Class R6	4,856,020		46,333	(286,587)	4,615,766	229,265,075		2,304,456	2,388,849	1.41%
Franklin Small Cap Grow th Fund, Class R6	724,816		592,675	(47,778)	1,269,713	23,921,398		-	34,335	1.05%
Franklin Strategic Income Fund, Class R6	10,670,983		453,766	(895,481)	10,229,268	106,998,143		3,793,610	114,269	1.18%
Franklin U.S. Government Securities Fund, Class R6	35,178,492		1,278,725	(2,954,507)	33,502,710	217,767,614		6,345,282	(581,016)	3.22%
Franklin Utilities Fund, Class R6	6,924,389		150,219	(1,027,881)	6,046,727	100,859,405		2,467,192	2,902,603	1.79%
Institutional Fiduciary Trust Money Market Portfolio	41,441,411		263,680,072	(277,767,573)	27,353,910	27,353,910		-	-	0.14%
Templeton China World Fund, Class R6	798,094		-	(36,529)	761,565	27,165,037		-	24,018	3.85%
Templeton Foreign Fund, Class R6	18,004,006		-	(1,150,513)	16,853,493	136,681,829		-	594,504	1.85%
Templeton Frontier Markets Fund, Class R6	3,315,755		-	(167,290)	3,148,465	60,230,134		-	321,236	3.94%
Templeton Global Total Return Fund, Class R6	25,067,740		956,525	(2,084,576)	23,939,689	321,031,233		9,835,653	(996,555)	3.57%
Total						$2,548,108,461		$28,203,904	$18,484,519

aEffective June 30, 2014, Franklin Templeton Emerging Market Debt Opportunities Fund w as renamed Franklin Emerging Market Debt Opportunities Fund.
bAs of September 30, 2014, no longer held by the fund.
cEffective June 30, 2014, Mutual European Fund w as renamed Franklin Mutual European Fund.
dEffective January 10, 2014, the Underlying Fund's shares w ere exchanged to Class R6.
eEffective June 30, 2014, Mutual Shares Fund w as renamed Franklin Mutual Shares Fund.
fRounds to less than 0.01%.
gEffective June 30, 2014, Mutual International Fund w as renamed Franklin Mutual International Fund.

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2014, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statements of Investments.

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  November 25, 2014

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  November 25, 2014